INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 28,111	$ 29,050
Restricted cash	320	536
Trade receivables (net of allowance for doubtful accounts of $ 165 and $ 169 as of December 31, 2012 and September 30, 2013, respectively)	25,129	16,299
Other receivables and prepaid expenses	2,736	1,785
Deferred tax assets	2,053	2,750
Total current assets	58,349	50,420
LONG-TERM ASSETS:
Other long-term assets	3,214	2,316
Severance pay fund	11,368	10,306
Capitalized software development costs, net	19,047	17,494
Other intangible assets, net	10,666	11,718
Goodwill	71,295	68,087
Property and equipment, net	4,236	2,243
Total long-term assets	119,826	112,164
Total assets	178,175	162,584
CURRENT LIABILITIES:
Trade payables	7,601	4,382
Employees and payroll accruals	12,635	12,496
Accrued expenses and other liabilities	7,542	7,518
Deferred revenues and customer advances	8,450	7,301
Total current liabilities	36,228	31,697
LONG-TERM LIABILITIES:
Other long-term liabilities	1,485	803
Accrued severance pay	12,986	11,645
Total long-term liabilities	14,471	12,448
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of € 0.01 par value: Authorized - 1,000,000 shares at December 31, 2012 and September 30, 2013; Issued and outstanding: None at December 31, 2012 and September 30, 2013
Common shares of€ 0.01 par value: Authorized: 54,000,000 shares at December 31, 2012 and September 30, 2013; Issued: 41,007,801 and 41,694,197 shares at December 31, 2012 and September 30, 2013, respectively; Outstanding: 38,679,505 and 39,365,901shares at December 31, 2012 and September 30, 2013, respectively	556	547
Additional paid-in capital	212,311	210,047
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2012 and September 30, 2013	(9,423)	(9,423)
Foreign currency translation adjustments	(499)	(4,870)
Accumulated deficit	(76,316)	(78,697)
Total Sapiens International Corporation N.V. shareholders' equity	126,629	117,604
Non-controlling interests	847	835
Total equity	127,476	118,439
Total liabilities and equity	$ 178,175	$ 162,584